Financial instruments - Disclosure of net value of unsettled positions for derivative forward contracts and swaps (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Unrealized gains in Other current assets	$ 7	$ 12
Unrealized losses in Current financial debts	(10)	(4)
Net value of unsettled positions for derivatives contracts	$ (3)	$ 8